CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net profit before tax	kr 3,843	kr 1,960
Financial income	(1,993)	(738)
Financial expenses	591	663
Adjustments for non-cash transactions
Share-based compensation expense	349	271
Depreciation	160	125
Amortization	26	27
Impairment charges	64
Change in operating assets and liabilities, excluding the effect of acquisitions:
Receivables	(1,049)	1,270
Inventories	21	(51)
Other payables	758	171
Cash flows from operating activities before financial items	2,770	3,698
Interest received	596	384
Interest elements of lease payments	(16)	(11)
Corporate taxes paid	(324)	(400)
Net cash provided by operating activities	3,026	3,671
Cash flows from investing activities:
Acquisition of business, net of cash acquired	(12,246)
Post combination equity awards	(79)
Investment in intangible assets		(10)
Investment in tangible assets	(55)	(201)
Marketable securities bought	(5,237)	(7,112)
Marketable securities sold	7,437	5,490
Other investments bought	(33)	(15)
Net cash (used in) investing activities	(10,213)	(1,848)
Cash flows from financing activities:
Warrants exercised	75	103
Principal elements of lease payments	(43)	(50)
Purchase of treasury shares	(3,585)	(564)
Payment of withholding taxes on behalf of employees on net settled RSUs	(93)	(93)
Net cash (used in) financing activities	(3,646)	(604)
Change in cash and cash equivalents	(10,833)	1,219
Cash and cash equivalents at the beginning of the period	14,867	9,893
Exchange rate adjustments	297	(238)
Cash and cash equivalents at the end of the period	4,331	10,874
Cash and cash equivalents include:
Bank deposits	4,318	10,240
Short-term marketable securities	kr 13	kr 634